SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SCHEDULE OF REPORTABLE SEGMENTS, REVENUE AND INCOME

The following tables present the summary of each reportable segment’s assets, revenue and income, which is considered as a segment operating performance measure, for the six months ended June 30, 2024 and 2023:

	Six Months Ended June 30, 2024
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	$20,164,937	$188,900	$20,353,837
Non-current assets	2,757,808	1,347,801	4,105,609
Revenues	12,076,334	56,334	12,132,668
Depreciation and amortization	89,791	413,978	503,769
Segment income (loss) before tax	452,479	(476,687)	(24,208)
Segment gross profit margin	14%	-600%	11%
Net income (loss)	$163,440	(476,687)	(313,247)

	Six Months Ended June 30, 2023
	Electric vehicles and accessories sales	Software royalties and development and design services
	Segment	Segment	Consolidated
Current assets	$13,617,876	$741,548	$14,359,424
Non-current assets	1,648,698	1,422,157	3,070,855
Revenues	7,496,861	640,959	8,137,820
Depreciation and amortization	91,200	230,139	321,339
Segment income before tax	811,842	109,395	921,237
Segment gross profit margin	12%	39%	15%
Net income	$590,072	$81,965	$672,037